Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Related Party [Abstract]
Short-term employee benefits	$ 9,124	$ 7,206
Termination benefits	1,414	1,394
Share-based compensation	31,507	2,867
Total	$ 42,045	$ 11,467